COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Insurance services result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Accrued premiums - Under IFRS 4			$ 21,665,483
Accrued losses - Under IFRS 4			(4,228,281)
Production expenses Under IFRS 4			(3,659,805)
Insurace revenue	$ 18,566,744	$ 19,169,750
Insurance service expenses	(5,743,306)	(5,905,884)
Net expenses from reinsurance contracts held	(111,599)	(398,421)
Broker activity operations	1,719,474	1,238,709
Total	$ 14,431,313	$ 14,104,154	$ 13,777,397